Property and Equipment (Details) - Schedule of property and equipment - USD ($)	6 Months Ended
	Dec. 31, 2021	Jun. 30, 2022
Property, Plant and Equipment [Line Items]
Property and equipment	$ 2,930,203	$ 7,959,544
Less accumulated depreciation	(1,492,892)	(1,721,297)
Total property and equipment, net	$ 1,437,311	6,238,247
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Useful Life (years)	5 years 1 month 6 days
Property and equipment	$ 789,839	789,839
Property & equipment [Member]
Property, Plant and Equipment [Line Items]
Useful Life (years)	5 years
Property and equipment	$ 1,216,609	1,396,293
Technology [Member]
Property, Plant and Equipment [Line Items]
Useful Life (years)	5 years
Property and equipment	$ 773,535	1,154,357
Work in progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 150,220	$ 4,619,055